Prepayments and other current assets - Schedule of prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Prepayments and other current assets
Value Added Tax ("VAT") recoverable		¥ 287	¥ 37,385
Prepaid selling expenses		16,170	29,417
Prepayments to suppliers		18,825	11,434
Prepaid income tax			10,759
Deposits for rental		7,973	5,901
Prepaid service fees		12,519	1,929
Interest receivable		12,314	267
Others		6,295	6,381
Prepayments and other current assets	$ 11,399	¥ 74,383	¥ 103,473